Income Taxes	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Income Taxes

12. INCOME TAXES

The provision for income taxes is:

For the years ended December 31,	2020	2019	2018
Current Tax
Canada	(14)	14	(128)
United States	1	3	2
Total Current Tax Expense (Recovery)	(13)	17	(126)
Deferred Tax Expense (Recovery)	(838)	(814)	(884)
Tax Expense (Recovery) From Continuing Operations	(851)	(797)	(1,010)

For the year ended December 31, 2020, a deferred tax recovery was recorded due to an impairment of the Borger CGU, impairment in the Conventional segment and current period operating losses that will be carried forward, excluding unrealized foreign exchange gains and losses on long-term debt. In 2020, the Government of Alberta accelerated the reduction in the provincial corporate tax rate from 12 percent to eight percent.

In 2019, the Government of Alberta enacted a reduction in the provincial corporate tax rate from 12 percent to eight percent over four years. As a result, the Company recorded a deferred income tax recovery of $671 million for the year ended December 31, 2019. In addition, the Company recorded a deferred income tax recovery of $387 million due to an internal restructuring of the Company’s U.S. operations resulting in a step-up in the tax basis of the Company’s refining assets.

In 2018, the Company recorded a deferred tax recovery related to current period losses, including the write-down of the Conventional E&E assets and a $78 million recovery arising from an adjustment to the tax basis of the Company’s refining assets. The increase in tax basis was a result of the Company’s partner recognizing a taxable gain on its interest in WRB, which due to an election filed with the U.S. tax authorities, was added to the tax basis of WRB’s assets. The maximum recovery related to the carry back of losses to recover tax paid was reached in 2018.

The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2020	2019	2018
Earnings (Loss) From Continuing Operations Before Income Tax	(3,230)	1,397	(3,926)
Canadian Statutory Rate	24.0%	26.5%	27.0%
Expected Income Tax Expense (Recovery) From Continuing Operations	(775)	370	(1,060)
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	19	(52)	(57)
Non-Taxable Capital (Gains) Losses	(42)	(38)	89
Non-Recognition of Capital (Gains) Losses	(42)	(39)	87
Adjustments Arising From Prior Year Tax Filings	(8)	4	3
Recognition of U.S. Tax Basis	-	(387)	(78)
Alberta Corporate Rate Reduction	(7)	(671)	-
Other	4	16	6
Total Tax Expense (Recovery) From Continuing Operations	(851)	(797)	(1,010)
Effective Tax Rate	26.3%	(57.1)%	25.7%

The analysis of deferred income tax liabilities and deferred income tax assets is as follows:

For the years ended December 31,	2020	2019
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within Twelve Months	-	3
Deferred Income Tax Liabilities to be Settled After More Than Twelve Months	4,146	4,540
	4,146	4,543
Deferred Income Tax Assets
Deferred Income Tax Assets to be Recovered Within Twelve Months	(88)	(113)
Deferred Income Tax Assets to be Recovered After More Than Twelve Months	(860)	(398)
	(948)	(511)
Net Deferred Income Tax Liability	3,198	4,032

The deferred income tax assets and liabilities to be settled within twelve months represents Management’s estimate of the timing of the reversal of temporary differences and may not correlate to the current income tax expense of the subsequent year.

The movement in deferred income tax liabilities and assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Liabilities	PP&E	Risk Management	Other	Total
As at December 31, 2018	5,450	44	51	5,545
Charged (Credited) to Earnings	(927)	(43)	(7)	(977)
Charged (Credited) to OCI	(25)	-	-	(25)
As at December 31, 2019	4,498	1	44	4,543
Charged (Credited) to Earnings	(367)	(1)	(22)	(390)
Charged (Credited) to OCI	(7)	-	-	(7)
As at December 31, 2020	4,124	-	22	4,146

Deferred Income Tax Assets	Unused Tax Losses	Risk Management	Other	Total
As at December 31, 2018	(357)	(1)	(326)	(684)
Charged (Credited) to Earnings	129	-	34	163
Charged (Credited) to OCI	3	-	7	10
As at December 31, 2019	(225)	(1)	(285)	(511)
Charged (Credited) to Earnings	(448)	(12)	12	(448)
Charged (Credited) to OCI	14	-	(3)	11
As at December 31, 2020	(659)	(13)	(276)	(948)

Net Deferred Income Tax Liabilities	Total
Net Deferred Income Tax Liabilities as at December 31, 2018	4,861
Charged (Credited) to Earnings	(814)
Charged (Credited) to OCI	(15)
Net Deferred Income Tax Liabilities as at December 31, 2019	4,032
Charged (Credited) to Earnings	(838)
Charged (Credited) to OCI	4
Net Deferred Income Tax Liabilities as at December 31, 2020	3,198

The deferred income tax asset of $36 million (2019 – $nil) represents net deductible temporary differences in the U.S. jurisdiction which has been fully recognized, as the probability of realization is expected due to a forecasted taxable income. No deferred tax liability has been recognized as at December 31, 2020 and 2019 on temporary differences associated with investments in subsidiaries and joint arrangements where the Company can control the timing of the reversal of the temporary difference and the reversal is not probable in the foreseeable future.

The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2020	2019
Canada	6,540	6,113
United States	3,117	2,648
	9,657	8,761

As at December 31, 2020, the above tax pools included $1,682 million (2019 – $696 million) of Canadian federal non-capital losses and $1,084 million (2019 – $188 million) of U.S. federal net operating losses. These losses expire no earlier than 2037.

Also included in the December 31, 2020 tax pools are Canadian net capital losses totaling $85 million (2019 –$188 million), which are available for carry forward to reduce future capital gains. As at December 31, 2020, net capital gains totaling $22 million (2019 – $100 million net capital losses) have been realized, decreasing the net capital loss balance from prior year. The Company has not recognized $254 million (2019 – $262 million) of net capital losses associated with unrealized foreign exchange losses on its U.S. denominated debt.